DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Change in Other Comprehensive Income (Loss) of Unrealized Gains on Foreign Currency Cash Flow Hedge) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Other comprehensive loss from unrealized gains on foreign currency cash flow hedge, beginning balance	$ 88
Reclassification to earnings of realized gain on foreign currency cash flow hedge	(171)
Unrealized net gain on foreign currency cash flow hedge	132
Other comprehensive income from unrealized gains on foreign currency cash flow hedge, ending balance	$ 49